NOV-08-2006 15:25 From: [redacted]o:72027771030 P.2/6

CERTNAS

06061044

CIK 1104349

1-33140

NASDAQ

RECD S.E.C.
NOV 0 8 2006
1086

Gary N. Sundick
Vice President
Listing Qualifications

PROCESSED
NOV 13 2006
THOMSON FINANCIAL

By Facsimile and First Class Mail

November 8, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on November 8, 2006 The Nasdaq Stock Market (the "Exchange") received from Capella Education Company (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.01 par value per share

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick